Summary of Significant Accounting Policies: Advertising (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Advertising	Advertising Advertising costs are charged to expense as incurred and were $54,887 and $15,300 for the three months ended March 31, 2013 and 2012, respectively.

Advertising

Advertising costs are charged to expense as incurred and were as follows:

	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Advertising Costs	$ 64,205	$ -	$ 64,205